Consolidated Statements of Operations and Comprehensive Loss (FY) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 128,534			$ 89,151			$ 354,490	$ 245,521	$ 337,525	$ 242,142
Operating expenses:
Cost of revenues (exclusive of depreciation and amortization presented separately below)	42,958			29,480			119,488	86,372	115,020	73,098
Sales and marketing	25,156			12,072			67,647	36,305	50,246	46,264
Product development	12,711			7,622			35,083	22,282	30,386	26,124
General and administrative	25,779			17,087			79,796	56,388	87,068	97,962
Depreciation and amortization	25,996			19,152			73,917	55,300	76,844	52,949
Total operating expenses	132,600			85,413			375,931	256,647	359,564	296,397
Operating loss	(4,066)			3,738			(21,441)	(11,126)	(22,039)	(54,255)
Interest and other expense, net	(5,148)			(9,756)			(31,262)	(30,653)	(41,545)	(40,004)
Loss on debt extinguishment	(28,714)			0			(28,714)	0	0	(15,518)
Net loss before income tax benefit	(37,928)			(6,018)			(81,417)	(41,779)	(63,584)	(109,777)
Income tax benefit	1,022			574			4,182	2,748	3,630	16,032
Net loss	(36,906)	$ (24,334)	$ (15,995)	(5,444)	$ (13,685)	$ (19,902)	(77,235)	(39,031)	(59,954)	(93,745)
Other comprehensive income:
Foreign currency translation gains, net	(3,430)	369	543	896	427	(1,851)	(2,518)	(528)	1,204	530
Comprehensive loss	(40,336)			(4,548)			(79,753)	(39,559)	(58,750)	(93,215)
Net loss attributable to common stockholders:
Net loss	(36,906)	$ (24,334)	$ (15,995)	(5,444)	$ (13,685)	$ (19,902)	(77,235)	(39,031)	(59,954)	(93,745)
Adjustments to net loss (see Note 12)									(67,811)	(289,336)
Net loss attributable to common stockholders, basic	$ (36,906)			$ (19,130)			$ (92,340)	$ (78,927)	$ (127,765)	$ (383,081)
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.20)			$ (0.46)			$ (1.01)	$ (1.91)	$ (3.06)	$ (14.13)
Diluted (in dollars per share)	$ (0.20)			$ (0.46)			$ (1.01)	$ (1.91)	$ (3.06)	$ (14.13)
Weighted-average shares of common stock outstanding used in computing net loss per share attributable to common stockholders:
Basic (in shares)	187,994,437			41,694,762			91,655,461	41,335,411	41,696,800	27,102,531
Diluted (in shares)	187,994,437			41,694,762			91,655,461	41,335,411	41,696,800	27,102,531
Subscription and transaction fees
Revenues:
Total revenues	$ 91,788			$ 60,017			$ 252,119	$ 168,413	$ 232,931	$ 187,970
Marketing technology solutions
Revenues:
Total revenues	31,610			24,359			88,974	62,738	86,331	37,521
Other
Revenues:
Total revenues	$ 5,136			$ 4,775			$ 13,397	$ 14,370	$ 18,263	$ 16,651